Note 8 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net loss attributable to BeyondSpring Inc. —basic and diluted	$ (12,166)	$ (13,341)	$ (25,822)	$ (60,737)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	22,397,442	21,732,653	22,342,822	19,916,446
Net loss per share —basic and diluted (in dollars per share)	$ (0.54)	$ (0.61)	$ (1.16)	$ (3.05)